Stock-based compensation - Performance and deferred stock unit plan (Details) - CAD		12 Months Ended
	Jul. 01, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 02, 2015
Performance restricted share units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)		423,592	66,172
Granted/issued (in shares)		343,706	357,420
Forfeited (in shares)		(27,998)
Ending balance (in shares)		739,300	423,592
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value, Amount Per Share [Abstract]
Outstanding, beginning of period (CAD per unit)		CAD 4.86	CAD 8.50
Granted/Issued, Weighted average exercise price (CAD per unit)		4.97	4.19
Forfeited, Weighted average exercise price (CAD per unit)		4.52
Outstanding, end of period (CAD per unit)		CAD 4.84	CAD 4.86
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate		0.52%	0.47%
Expected volatility		43.30%	41.64%
Performance restricted share unit plan | Performance restricted share units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value, Amount Per Share [Abstract]
Award vesting period	3 years
July 2014 grant | Performance restricted share units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value, Amount Per Share [Abstract]
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements		CAD 1,878,000	CAD 1,492,000
Period for award recognition		1 year 9 months	2 years 3 months
Deferred share unit plan | Deferred stock units (DSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Annual fixed remuneration		50.00%
Liability classified deferred stock unit plan | Deferred stock units (DSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)		928,874	530,622
Granted/issued (in shares)		171,980
Modified (in shares)			571,569
Redeemed (in shares)		(158,917)	(173,317)
Ending balance (in shares)		941,937	928,874
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value, Amount Per Share [Abstract]
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements		CAD 0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair market value (CAD per share)		CAD 5.25		CAD 2.42
Award units settled during the period		CAD 488,000	CAD 527,000
Plan modification payout			445,000
Liability classified deferred stock unit plan | Deferred stock units (DSUs) | Accrued liabilities
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Current portion of award obligation		0	0
Liability classified deferred stock unit plan | Deferred stock units (DSUs) | Other liabilities
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Non-current portion of award obligation		CAD 4,945,000	CAD 2,246,000
Equity classified deferred stock unit plan | Deferred stock units (DSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)		0
Granted/issued (in shares)			401,841
Modified (in shares)			(571,569)
Ending balance (in shares)		0	0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair market value (CAD per share)			CAD 3.10
Modified, Weighted average exercise price (CAD per unit)			CAD 2.58